Regulatory Matters (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Bank	Dec. 31, 2012 Bank	Sep. 30, 2013 Bank FNB	Dec. 31, 2013 Hilltop	Dec. 31, 2012 Hilltop	Dec. 31, 2011 Hilltop	Sep. 30, 2013 Hilltop FNB	Dec. 31, 2013 FSC
Tier 1 capital (to average assets)
Actual Amount			$ 762,364,000	$ 542,307,000		$ 1,112,424,000	$ 871,379,000
Actual Ratio (as a percent)			9.29%	8.84%		12.81%	13.08%
Minimum Capital Requirements, Amount			328,275,000	245,495,000		347,480,000	266,514,000
Minimum Capital Requirements, Ratio (as a percent)			4.00%	4.00%		4.00%	4.00%
Tier 1 capital (to risk-weighted assets)
Actual Amount			762,364,000	542,307,000		1,112,424,000	871,379,000
Actual Ratio (as a percent)			13.38%	11.83%		18.53%	17.72%
Minimum Capital Requirements, Amount			227,984,000	183,308,000		240,159,000	196,670,000
Minimum Capital Requirements, Ratio (as a percent)			4.00%	4.00%		4.00%	4.00%
Total capital (to risk-weighted assets)
Actual Amount			797,771,000	546,598,000	25,000,000	1,148,736,000	875,670,000		35,000,000
Actual Ratio (as a percent)			14.00%	11.93%		19.13%	17.81%
Minimum Capital Requirements, Amount			455,968,000	366,615,000		480,318,000	393,340,000
Minimum Capital Requirements, Ratio (as a percent)			8.00%	8.00%		8.00%	8.00%
Tier 1 capital (to average assets)
To Be Well Capitalized Minimum Capital Requirements, Amount			410,344,000	306,869,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)			5.00%	5.00%
Tier 1 capital (to risk-weighted assets)
To Be Well Capitalized Minimum Capital Requirements, Amount			341,976,000	274,961,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)			6.00%	6.00%
Total capital (to risk-weighted assets)
To Be Well Capitalized Minimum Capital Requirements, Amount			569,960,000	458,269,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)			10.00%	10.00%
Reconciliation of equity capital to Tier 1 and total capital (as defined)
Total equity capital	1,311,141,000	1,144,496,000	985,519,000	831,677,000		1,311,141,000	1,144,496,000	655,383,000
Add:
Minority interests	781,000	2,054,000	781,000	2,054,000		781,000	2,054,000
Trust preferred securities						65,000,000	65,000,000
Net unrealized holding losses on securities available for sale and held in trust			42,901,000	1,125,000		34,863,000	(8,094,000)
Deduct:
Goodwill and other disallowed intangible assets			(264,822,000)	(292,341,000)		(297,174,000)	(331,508,000)
Other			(2,015,000)	(208,000)		(2,187,000)	(569,000)
Tier 1 capital (as defined)			762,364,000	542,307,000		1,112,424,000	871,379,000
Allowable Tier 2 capital
Allowance for loan losses			35,407,000	4,291,000		35,407,000	4,291,000
Net unrealized holding losses on equity securities						905,000
Total capital (as defined)			797,771,000	546,598,000	25,000,000	1,148,736,000	875,670,000		35,000,000
Financial Advisory
Net capital										74,300,000
Minimum net capital requirement										3,400,000
Net capital as a percentage of aggregate debits										43.00%
Net capital in excess of the minimum requirement										$ (70,800,000)